SHAREHOLDERS' CAPITAL - Summary of Shareholders' Capital (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2016 CAD ($) $ / shares shares	Aug. 31, 2016 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares	Jul. 01, 2017 shares
Disclosure of classes of share capital [line items]
Number of shares issued					1
Number of shares outstanding, beginning of period (in shares)			49,317,165
Equity attributable to owners of parent, beginning of period | $			$ 863,418
Number of shares outstanding, end of period (in shares)			49,378,026	49,317,165
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised			95,978,621
Issued capital
Disclosure of classes of share capital [line items]
Number of shares outstanding, beginning of period (in shares)			49,317,166.000	38,392,782.000
Equity attributable to owners of parent, beginning of period | $			$ 1,068,084	$ 1,000,100
Shares issued on settlement of share-based compensation (in shares)			60,860	55,953
Share-based compensation awards | $			$ 289	$ 285
Share issue costs on property acquisition, net of tax effect | $				$ (98)
Issued for cash on equity issue (in shares)	1,694,915	5,000,000		6,758,916
Issued for cash on equity issue | $	$ 10,000	$ 30,000	0	$ 40,400
Share issue costs on equity issue, net of tax effect | $			$ 4	$ (1,781)
Shares issued for property acquisition (in shares)				4,109,515
Shares issued for property acquisition | $				$ 29,178
Number of shares outstanding, end of period (in shares)			49,378,026	49,317,166.000
Par value per share | $ / shares	$ 5.90	$ 6.00